Subsequent Events (Details) - USD ($) $ / shares in Units, $ in Thousands					12 Months Ended
	Apr. 21, 2024	Apr. 02, 2024	Jan. 31, 2024	Jan. 19, 2024	Dec. 31, 2023	Mar. 14, 2024
Subsequent Events
Debt instrument face value					$ 675,000
Provision for insurance claim					$ 2,881
Subsequent event
Subsequent Events
Proceeds from insurance settlement		$ 2,769
Subsequent event | Term sheet with China Development Bank Financial Leasing Co. Ltd.
Subsequent Events
Maximum Amount Under Lease Financing						$ 345,000
Subsequent event | Quarterly Unit Cash Distribution From November 12, 2023 to February 11, 2024 | Series A Preferred
Subsequent Events
Distribution Made To Limited Partner And General Partner Announcement Date				Jan. 19, 2024
Distribution made to limited partner, distributions paid per unit				$ 0.5625
Distributions per unit declared - distribution date				February 12, 2024
Distributions per unit declared - record date				February 5, 2024
Subsequent event | Quarterly Unit Cash Distribution From November 22, 2023 to February 21, 2024 | Series B Preferred
Subsequent Events
Distribution Made To Limited Partner And General Partner Announcement Date			Jan. 31, 2024
Distribution made to limited partner, distributions paid per unit			$ 0.71764025
Distributions per unit declared - distribution date			February 22, 2024
Distributions per unit declared - record date			February 14, 2024
Subsequent event | Quarterly Unit Cash Distribution From February 12, 2024 to May 11, 2024 | Series A Preferred
Subsequent Events
Distribution made to limited partner, distributions paid per unit	$ 0.5625
Distributions per unit declared - distribution date	May 13, 2024
Distributions per unit declared - record date	May 6, 2024